SHAREHOLDERS' EQUITY (Options Issued to Consultants) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options for Ordinary shares	902,369	671,714
Exercise Price Range [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Oct. 31, 2015
Options for Ordinary shares	54,075
Exercise price per share	$ 4.52
Options exercisable	30,418
Exercisable through	October, 2022